Share-based payments - Long-term Incentive Plan (Details) € / shares in Units, € in Thousands										1 Months Ended	12 Months Ended
	Jun. 18, 2024 € / shares	Jun. 18, 2024 $ / shares	Aug. 10, 2023	May 31, 2023 € / shares	May 31, 2023 $ / shares	May 24, 2023 € / shares	May 24, 2023 $ / shares	Apr. 12, 2023 € / shares	Apr. 12, 2023 $ / shares	May 31, 2023	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance, per option (in shares)											1
Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period											3 years	2 years
Granted during the period (in EUR per share) | € / shares											€ 0.12
Performance Options | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in EUR per share) | € / shares											€ 0.12
Number of other equity instruments outstanding in share-based payment arrangement (in shares)											0
Number of options exercisable (in shares)											341,377	4,733,048	4,733,048	2,220,341
Weighted average remaining contractual life of outstanding share options											9 years 1 month 17 days
Share-based payment expenses - SPAC Transaction | €											€ (12)	€ 2,070		€ 0
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period										3 years	3 years
Percent of bonus receivable in award											50.00%
RSU | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period											3 years
Share-based payment expenses - SPAC Transaction | €											€ 659	€ 1,729		€ 0
Fair value of options granted (in EUR per share) | (per share)						€ 0.71	$ 0.76				€ 0.71	€ 1.97	$ 2.13
RSU | Long-term Incentive Plan | Eligible directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period											1 year
Granted during the period (in shares)											632,412	952,812
Number of other equity instruments outstanding in share-based payment arrangement (in shares)											632,412	285,844	285,844	0
Vested and issued during the period (in shares)											(285,844)	(666,968)
Vested and exercisable (in shares)											0	0	0
RSU | Long-term Incentive Plan | Eligible directors | Awards Vesting On The Grant Date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses - SPAC Transaction | €											€ 223	€ 1,316		€ 0
RSU | Long-term Incentive Plan | Eligible directors | Award Vesting One Year From The Grant Date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses - SPAC Transaction | €											€ 249	€ 342
RSU | Long-term Incentive Plan | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in shares)											645,548	176,952
Number of other equity instruments outstanding in share-based payment arrangement (in shares)											749,710	176,952	176,952	0
Share-based payment expenses - SPAC Transaction | €											€ 187	€ 70		€ 0
Vested and issued during the period (in shares)											(24,109)	0
Vested and exercisable (in shares)											0	0	0
Performance Options 2022 | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted (in EUR per share) | € / shares											€ 1.83
Weighted average share price, share options granted (in EUR per share) | (per share)								€ 1.95	$ 2.13
Exercise price, share options granted (in EUR per share) | € / shares								€ 0.12
Performance Options 2024 | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted (in EUR per share) | € / shares											0.12
Performance Options 2024 | Long-term Incentive Plan | Two Executive Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted (in EUR per share) | € / shares											1.10
Weighted average share price, share options granted (in EUR per share) | (per share)	€ 1.22	$ 1.35
Performance Options 2024 | Long-term Incentive Plan | One Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted (in EUR per share) | € / shares											€ 0.57
Weighted average share price, share options granted (in EUR per share) | (per share)	€ 0.69	$ 0.75
LTIP Sign-on Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses - SPAC Transaction | €														0
LTIP Sign-on Options | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses - SPAC Transaction | €											€ 57	€ 0		€ 0
Fair value of options granted (in EUR per share) | (per share)				€ 0.69	$ 0.75						€ 0.57	€ 0
Exercise price, share options granted (in EUR per share) | € / shares				€ 0.12
LTIP Sign-on Options | Long-term Incentive Plan | Eligible directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year
Bottom of range | Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period											2 years
Top of range | Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period											3 years